Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Disclosure of lease liability
At December 31 2020
Balance, beginning of year	$-
Additions, upon acquisition of Eastmain (note 4ii)	259
Interest expense	14
Lease payments	(25)
Balance, end of the year	$248

Classified as:
Current	$55
Non-current	193
$248

Disclosure of remaining lease payments
	Under 1 year	Between 1 – 2 years	Between 3 – 5 years	Total
Remaining lease payments $	55	$70	$123	$248